Current and long-term debt	6 Months Ended
Jun. 30, 2025
Borrowings [abstract]
Current and long-term debt	Current and long-term debt
The following is a roll forward of the activity within debt and lease liability - sale and leaseback vessels (current and non-current), by facility, for the six months ended June 30, 2025:

		Activity				Balance as of June 30, 2025 consists of:
In thousands of U.S. dollars	Carrying Value as of December 31, 2024	Drawdowns	Repayments	Other Activity(1)	Carrying Value as of June 30, 2025	Current	Non-Current
2023 $225.0 Million Revolving Credit Facility	$165,675	$—	$(63,065)	$—	$102,610	$—	$102,610
2023 $49.1 Million Credit Facility	41,010	—	(2,307)	—	38,703	4,615	34,088
2023 $117.4 Million Credit Facility	91,883	—	(8,503)	—	83,380	17,008	66,372
2023 $1.0 Billion Credit Facility	351,213	—	—	—	351,213	—	351,213
2023 $94.0 Million Credit Facility	83,242	—	(4,833)	—	78,409	9,666	68,743
2025 $500.0 Million Revolving Credit Facility	—	—	—	—	—	—	—
Ocean Yield Lease Financing	22,209	—	(1,537)	16	20,688	3,159	17,529
2021 Ocean Yield Lease Financing	52,216	—	(2,900)	1,170	50,486	50,486	—
Unsecured Senior Notes Due 2025	70,545	—	(70,571)	26	—	—	—
Unsecured Senior Notes Due 2030	—	200,000	—	—	200,000	—	200,000
	$877,993	$200,000	$(153,716)	$1,212	$925,489	$84,934	$840,555
Less: deferred financing fees	(15,754)	(3,451)	—	3,861	(15,344)	(503)	(14,841)
Less: prepaid interest expense	(272)	—	21	—	(251)	(251)	—
Total	$861,967	$196,549	$(153,695)	$5,073	$909,894	$84,180	$825,714
(1)    Relates to non-cash accretion, write-offs, amortization or other adjustments on (i) lease obligations assumed as part of a previous acquisition, (ii) the carrying values of certain sale and leaseback arrangements related to the notifications to exercise purchase options, and (iii) our Unsecured Senior Notes Due 2025.
Interest expense on all of our borrowings that has been incurred and is unpaid as of June 30, 2025 is accrued within Accrued Expenses (see Note 10).
We were in compliance with all of the financial covenants set forth on the above borrowing arrangements as of June 30, 2025. There has been no change to the covenants during the six months ended June 30, 2025.
Secured Debt
2023 $225.0 Million Revolving Credit Facility
In July 2024, we executed an agreement with the lenders on the 2023 $225.0 Million Revolving Credit Facility (formerly, the "2023 $225.0 Million Credit Facility") to convert this credit facility from a term loan to a revolving credit facility. This amendment gives us the flexibility to make unscheduled repayments on this facility that can be re-drawn in the future. Under the amendment, the outstanding and/or availability of the revolving credit facility will continue to amortize quarterly as scheduled.
In April 2025, we made a prepayment of $50.0 million representing the remaining 11 remaining quarterly installment payments due under this facility, with the exception of the balloon payment due at maturity. Under the amended terms, we have the ability to re-borrow the prepayment at amounts reducing by $4.5 million per quarter starting in July 2025.
As of June 30, 2025, the amount available under the revolving credit facility was $50.0 million.
2023 $1.0 Billion Credit Facility
As of June 30, 2025, the amount available under the revolving credit facility was $288.2 million.
2025 $500.0 Million Revolving Credit Facility
In February 2025, we executed a revolving credit facility of up to $500.0 million with a group of financial institutions. The 2025 $500.0 Million Revolving Credit Facility is a 100% revolving loan, which has a final maturity of seven years from the signing date and gives us the flexibility to draw down or repay the loan during the loan tenor. The 2025 $500.0 Million Revolving Credit Facility bears interest at SOFR plus a margin of 1.85% per annum for any drawn amounts and a commitment fee of 0.74% per annum applies for any undrawn amounts. The 2025 $500.0 Million Revolving Credit Facility is collateralized by 26 product tankers (STI Hammersmith, STI Rotherhithe, STI Poplar, STI La Boca, STI Broadway, STI Winnie, STI Connaught, STI Lauren, STI Veneto, STI Fulham, STI Elysees, STI Park, STI Orchard, STI Hackney, STI Lombard, STI Comandante, STI Brixton, STI Pimlico, STI Finchley, STI Westminster, STI Pontiac, STI Black Hawk, STI Oxford, STI Selatar, STI Gramercy and STI Queens) and will amortize/reduce in quarterly installments (starting after the second anniversary of the signing date), with a balloon repayment due at maturity.
Our 2025 $500.0 Million Revolving Credit Facility includes financial covenants that require us to maintain:
•The ratio of net debt to total capitalization no greater than 0.65 to 1.00.
•Consolidated tangible net worth of no less than $1.5 billion.
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
•The aggregate of the fair market value of the vessels provided as collateral under the facility shall at all times be no less than 140% of the then aggregate of principal amount of the loans outstanding.
As of June 30, 2025, the amount available under the revolving credit facility was $500.0 million.
Unsecured Debt
Unsecured Senior Notes Due 2030
In January 2025, we issued $200.0 million of senior unsecured notes in the Nordic bond market (the “Unsecured Senior Notes Due 2030”). The Unsecured Senior Notes Due 2030 are due to mature in January 2030 and bear interest at a fixed coupon rate of 7.50% per annum, payable semi-annually in arrears.
Our Unsecured Senior Notes Due 2030 includes financial covenants that require us to maintain:
• The ratio of net debt to total capitalization no greater than 0.70 to 1.00.
•Consolidated tangible net worth of no less than $1.0 billion,
•Minimum liquidity of not less than the greater of $25.0 million or $500,000 per each owned vessel and $250,000 per each time chartered-in vessel.
Additionally, we must maintain minimum liquidity (which includes undrawn amounts under revolving credit facilities with a remaining maturity date in excess of 12 months) of $100.0 million after making any distributions in the form of dividends or stock repurchases.
The net proceeds from the bond issue were used for general corporate purposes, with a portion used to redeem our existing Unsecured Senior Notes Due 2025.
Unsecured Senior Notes Due 2025
In March 2025, we redeemed the outstanding balance of $70.6 million of our Unsecured Senior Notes Due 2025, which were scheduled to mature on June 30, 2025.
Lease Financing
2021 Ocean Yield Lease Financing
In June 2025, we submitted notice to exercise the purchase options on the two LR2 product tankers, STI Guard and STI Gallantry, which are currently financed under this arrangement. These vessels are scheduled to be purchased in December 2025, when the remaining aggregate lease liability is scheduled to be $46.8 million.